LIQUIDITY AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Liquidity and Capital Management [Abstract]
Disclosure of contractual obligations
The table below presents the partnership’s contractual obligations as of December 31, 2022:

(US$ Millions)		Payments due by period
Dec. 31, 2022	Total	< 1 Year	1 Year	2 Years	3 Years	4 Years	> 5 Years
Debt obligations(1)	$58,864	$19,777	$13,486	$7,906	$4,189	$7,991	$5,515
Capital securities	2,833	600	575	172	555	—	931
Lease obligations	3,790	51	48	48	48	48	3,547
Commitments(2)	345	275	68	2	—	—	—

Interest expense(3):
Debt obligations	8,872	3,072	1,932	1,329	982	657	900
Capital securities	1,169	152	154	118	109	73	563
Interest rate swaps	(75)	(16)	(16)	(15)	(13)	(15)	—
(1)Debt obligations gross of deferred financing costs of $302 million.
(2)Primarily consists of construction commitments on commercial developments.
(3)Represents aggregate interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.